EMPLOYEE BENEFIT (Details ) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
EMPLOYEE BENEFIT
Contributions for employee benefits	$ 12,175	75,538	36,814	12,665